Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Right-of-Use Assets

		Land and	Rolling
	Note	buildings	stock	Equipment	Total
Cost
Balance at December 31, 2019		430,097	164,090	1,833	596,020
Other additions		18,869	30,353	1,003	50,225
Additions through business combinations	5	13,716	26,497	-	40,213
Derecognition*		(18,524)	(32,111)	(589)	(51,224)
Effect of movements in exchange rates		7,948	2,335	43	10,326
Balance at December 31, 2020		452,106	191,164	2,290	645,560
Transfer to property and equipment		-	(21,474)	-	(21,474)
Other additions		37,768	51,494	1,084	90,346
Additions through business combinations	5	57,916	52,465	1,209	111,590
Derecognition*		(39,842)	(40,434)	(668)	(80,944)
Effect of movements in exchange rates		2,329	495	(12)	2,812
Balance at December 31, 2021		510,277	233,710	3,903	747,890

Depreciation
Balance at December 31, 2019		193,684	67,153	1,015	261,852
Depreciation		48,628	31,247	621	80,496
Derecognition*		(14,573)	(25,371)	(428)	(40,372)
Effect of movements in exchange rates		4,802	1,474	23	6,299
Balance at December 31, 2020		232,541	74,503	1,231	308,275
Transfer to property and equipment		-	(5,746)	-	(5,746)
Depreciation		59,719	51,953	1,110	112,782
Derecognition*		(35,691)	(30,926)	(579)	(67,196)
Effect of movements in exchange rates		938	308	(4)	1,242
Balance at December 31, 2021		257,507	90,092	1,758	349,357

Net carrying amounts
At December 31, 2020		219,565	116,661	1,059	337,285
At December 31, 2021		252,770	143,618	2,145	398,533
* Derecognized
right-of-use
assets include negotiated asset purchases and extinguishments resulting from accidents as well as fully amortized or end of term right-of-use
assets.